JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.4%
Australia — 0.3%
Anglogold Ashanti plc	61	5,454
Brazil — 5.6%
Axia Energia	754	7,780
Axia Energia (Preference) *	125	1,257
B3 SA - Brasil Bolsa Balcao	1,840	5,656
Banco BTG Pactual SA	603	6,844
Banco do Brasil SA	603	2,880
Banco Santander Brasil SA	289	1,992
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	149	4,005
Gerdau SA (Preference)	997	4,230
Itau Unibanco Holding SA (Preference)	1,252	10,758
Itausa SA (Preference)	1,981	5,124
Localiza Rent a Car SA	196	1,809
MercadoLibre, Inc. *	1	1,890
Motiva Infraestrutura de Mobilidade SA	836	2,677
NU Holdings Ltd., Class A *	540	9,579
Petroleo Brasileiro SA (Preference)	2,368	16,947
Porto Seguro SA	411	3,920
Raia Drogasil SA	205	952
Telefonica Brasil SA	677	4,803
TIM SA, ADR (a)	93	2,155
Vale SA, ADR	855	13,740
		108,998
Chile — 0.2%
Banco Santander Chile, ADR	97	3,417
China — 28.3%
3SBio, Inc. * (b)	520	1,551
Advanced Micro-Fabrication Equipment, Inc., Class A	24	1,205
Airtac International Group	60	2,157
Alibaba Group Holding Ltd.	3,201	68,092
ANTA Sports Products Ltd.	202	2,022
Baidu, Inc., Class A *	159	3,042
Bank of China Ltd., Class H	10,360	6,187
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	111	4,810
BYD Co. Ltd., Class H	513	6,398
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	52	1,025
China Construction Bank Corp., Class H	22,253	22,470
China Galaxy Securities Co. Ltd., Class H	1,513	2,035
China Hongqiao Group Ltd.	1,760	8,050
China International Capital Corp. Ltd., Class H (b)	635	1,722
China Life Insurance Co. Ltd., Class H	1,943	8,648
China Mengniu Dairy Co. Ltd.	1,224	2,556
China Merchants Bank Co. Ltd., Class A	77	428
China Merchants Bank Co. Ltd., Class H	1,427	8,718
China Minsheng Banking Corp. Ltd., Class H	4,370	2,174
China Pacific Insurance Group Co. Ltd., Class H	1,103	5,557

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Resources Land Ltd.	251	983
China Resources Mixc Lifestyle Services Ltd. (b)	665	3,930
China Resources Power Holdings Co. Ltd.	1,285	2,928
China Shenhua Energy Co. Ltd., Class H	341	1,876
China Yangtze Power Co. Ltd., Class A	1,198	4,535
CITIC Securities Co. Ltd., Class H	797	2,983
CMOC Group Ltd., Class H	2,388	6,712
Contemporary Amperex Technology Co. Ltd., Class A	144	7,275
COSCO SHIPPING Holdings Co. Ltd., Class A	2,265	4,683
ENN Energy Holdings Ltd.	527	4,536
Foxconn Industrial Internet Co. Ltd., Class A	460	3,792
Fuyao Glass Industry Group Co. Ltd., Class H (b)	516	4,419
Geely Automobile Holdings Ltd.	3,055	6,290
GF Securities Co. Ltd., Class A	349	1,126
Guangdong Haid Group Co. Ltd., Class A	310	2,293
H World Group Ltd.	1,261	6,055
Haidilao International Holding Ltd. (b)	2,081	4,243
Haier Smart Home Co. Ltd., Class H	1,581	5,214
Haitian International Holdings Ltd.	243	752
Hongfa Technology Co. Ltd., Class A	597	2,460
Industrial & Commercial Bank of China Ltd., Class H	10,050	8,336
Innovent Biologics, Inc. * (b)	75	778
Jason Furniture Hangzhou Co. Ltd., Class A	418	2,124
JD Health International, Inc. * (b)	101	813
JD.com, Inc., Class A	272	3,877
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	493	4,114
Kanzhun Ltd., ADR	145	2,681
Kuaishou Technology (b)	583	5,957
Kunlun Energy Co. Ltd.	1,500	1,537
Kweichow Moutai Co. Ltd., Class A	24	4,751
Loncin Motor Co. Ltd., Class A	897	1,976
Meitu, Inc. * (b)	1,027	1,015
Meituan * (b)	596	7,367
Midea Group Co. Ltd., Class A	377	4,203
MINISO Group Holding Ltd.	546	2,534
Montage Technology Co. Ltd., Class A	250	6,521
NAURA Technology Group Co. Ltd., Class A	22	1,496
NetEase, Inc.	475	12,322
Nongfu Spring Co. Ltd., Class H (b)	826	5,068
OmniVision Integrated Circuits Group, Inc.	88	1,530
PDD Holdings, Inc., ADR *	111	11,228
People's Insurance Co. Group of China Ltd. (The), Class H	2,031	1,766
PetroChina Co. Ltd., Class H	8,310	9,872
Pharmaron Beijing Co. Ltd., Class A	227	967
PICC Property & Casualty Co. Ltd., Class H	1,704	3,528
Ping An Insurance Group Co. of China Ltd., Class H	1,871	17,359
Pop Mart International Group Ltd. (b)	20	572

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Sany Heavy Industry Co. Ltd., Class A	1,004	3,161
Shanghai Putailai New Energy Technology Group Co. Ltd.	888	3,512
Shenzhou International Group Holdings Ltd.	606	4,819
Sieyuan Electric Co. Ltd., Class A	99	2,640
Sungrow Power Supply Co. Ltd., Class A	71	1,535
Tencent Holdings Ltd.	1,229	94,435
Tencent Music Entertainment Group, ADR	96	1,617
Tianshan Aluminum Group Co. Ltd., Class A	1,096	2,933
Tingyi Cayman Islands Holding Corp.	1,949	2,954
Trip.com Group Ltd.	101	6,194
Weichai Power Co. Ltd., Class H	772	2,617
WUS Printed Circuit Kunshan Co. Ltd., Class A	448	4,470
WuXi AppTec Co. Ltd., Class H (b)	426	6,055
Wuxi Biologics Cayman, Inc. * (b)	987	4,668
XCMG Construction Machinery Co. Ltd., Class A	1,717	2,649
Xiaomi Corp., Class B * (b)	2,705	12,246
Xinyi Solar Holdings Ltd.	1,442	623
Xtep International Holdings Ltd.	2,625	1,725
Yum China Holdings, Inc.	167	8,289
Zhongji Innolight Co. Ltd., Class A	30	2,735
Zhuzhou CRRC Times Electric Co. Ltd., Class H	608	3,326
Zijin Mining Group Co. Ltd., Class H	2,430	12,670
ZTO Express Cayman, Inc.	114	2,520
		548,617
Colombia — 0.3%
Grupo Cibest SA, ADR	62	5,063
Greece — 1.1%
Eurobank SA	769	3,757
Hellenic Telecommunications Organization SA	209	3,917
National Bank of Greece SA	467	8,245
Piraeus Bank SA *	561	5,666
		21,585
Guatemala — 0.1%
Millicom International Cellular SA	35	2,164
Hong Kong — 0.2%
Prudential plc	130	2,129
Techtronic Industries Co. Ltd.	111	1,522
		3,651
Hungary — 0.7%
MOL Hungarian Oil & Gas plc	249	3,040
OTP Bank Nyrt.	85	10,646
		13,686
India — 13.5%
Apollo Hospitals Enterprise Ltd.	53	3,999

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Ashok Leyland Ltd.	2,322	4,973
Axis Bank Ltd.	696	10,384
Bajaj Auto Ltd.	41	4,316
Bajaj Finance Ltd.	699	7,070
Bharat Electronics Ltd.	1,544	7,545
Bharat Petroleum Corp. Ltd.	753	2,985
Bharti Airtel Ltd.	470	10,071
Biocon Ltd.	161	643
Blue Star Ltd.	63	1,241
Britannia Industries Ltd.	48	3,081
CG Power & Industrial Solutions Ltd.	385	2,455
Cholamandalam Investment and Finance Co. Ltd.	213	3,777
Cipla Ltd.	79	1,139
Coforge Ltd.	103	1,849
Coromandel International Ltd.	32	798
DLF Ltd.	67	461
Dr Reddy's Laboratories Ltd.	376	4,979
Embassy Office Parks, REIT	152	717
Eternal Ltd. *	1,086	3,236
Havells India Ltd.	213	2,971
HCL Technologies Ltd.	104	1,927
HDFC Asset Management Co. Ltd. (b)	49	1,337
HDFC Bank Ltd.	2,538	25,659
HDFC Life Insurance Co. Ltd. (b)	206	1,640
Hindalco Industries Ltd.	798	8,312
Hindustan Petroleum Corp. Ltd.	219	1,019
Hindustan Unilever Ltd.	52	1,355
ICICI Bank Ltd.	1,291	19,029
Indian Hotels Co. Ltd. (The)	587	4,304
Infosys Ltd., ADR (a)	818	14,383
InterGlobe Aviation Ltd. (b)	21	1,030
Kotak Mahindra Bank Ltd.	1,756	7,795
Kwality Wall's India Ltd. ‡ *	57	24
Larsen & Toubro Ltd.	48	2,043
Mahindra & Mahindra Ltd.	233	8,695
MakeMyTrip Ltd. * (a)	6	386
Marico Ltd.	239	1,900
Maruti Suzuki India Ltd.	36	5,778
Max Financial Services Ltd. *	121	2,114
NTPC Ltd.	1,980	7,671
Oil & Natural Gas Corp. Ltd.	821	2,408
Petronet LNG Ltd.	1,194	3,766
Polycab India Ltd.	21	1,581
Power Grid Corp. of India Ltd.	535	1,493
Reliance Industries Ltd.	1,369	20,803
SBI Life Insurance Co. Ltd. (b)	169	3,679
Shriram Finance Ltd.	129	1,433

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Solar Industries India Ltd.	9	1,288
State Bank of India	78	910
Tata Consultancy Services Ltd.	232	7,890
Tata Motors Ltd. *	493	2,455
Tata Power Co. Ltd. (The)	442	1,761
Tata Steel Ltd.	2,775	5,793
Tube Investments of India Ltd.	86	2,197
UltraTech Cement Ltd.	33	4,599
United Spirits Ltd.	173	2,567
Vedanta Ltd.	417	3,081
		262,795
Indonesia — 1.2%
Astra International Tbk. PT	6,243	2,367
Bank Central Asia Tbk. PT	19,264	8,512
Bank Rakyat Indonesia Persero Tbk. PT	18,527	4,206
Telkom Indonesia Persero Tbk. PT	23,326	4,986
United Tractors Tbk. PT	1,532	2,387
		22,458
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR *	14	1,082
Kuwait — 0.3%
Kuwait Finance House KSCP	1,026	2,700
Mobile Telecommunications Co. KSCP	1,383	2,296
		4,996
Malaysia — 0.6%
Malayan Banking Bhd.	2,228	6,668
Public Bank Bhd.	1,833	2,265
Telekom Malaysia Bhd.	1,569	3,148
		12,081
Mexico — 2.2%
America Movil SAB de CV	4,593	4,749
Arca Continental SAB de CV	369	4,159
Cemex SAB de CV	5,525	6,867
Grupo Aeroportuario del Sureste SAB de CV, Class B	122	4,226
Grupo Financiero Banorte SAB de CV, Class O	954	10,755
Grupo Mexico SAB de CV	580	6,401
Southern Copper Corp.	4	736
Wal-Mart de Mexico SAB de CV	1,373	4,355
		42,248
Panama — 0.1%
Copa Holdings SA, Class A	15	1,989
Peru — 0.5%
Credicorp Ltd.	29	10,383

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Philippines — 0.1%
BDO Unibank, Inc.	996	2,282
Poland — 0.6%
KGHM Polska Miedz SA *	54	5,029
Powszechny Zaklad Ubezpieczen SA	290	5,706
		10,735
Qatar — 0.5%
Qatar National Bank QPSC	1,752	9,548
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (b)	329	— (c)
		— (c)
Saudi Arabia — 2.3%
Ades Holding Co.	283	1,450
Al Rajhi Bank	551	15,726
Etihad Etisalat Co.	284	5,336
Mouwasat Medical Services Co.	20	368
SABIC Agri-Nutrients Co.	62	2,073
Saudi Arabian Oil Co. (b)	655	4,505
Saudi National Bank (The)	841	10,064
Saudi Telecom Co.	335	3,975
United Electronics Co.	67	1,578
		45,075
Singapore — 0.0% ^
Sea Ltd., ADR *	5	610
South Africa — 3.8%
Absa Group Ltd.	411	6,477
Bidvest Group Ltd.	247	3,577
Capitec Bank Holdings Ltd.	11	3,082
Clicks Group Ltd. (a)	165	3,296
FirstRand Ltd.	1,194	6,812
Gold Fields Ltd.	220	10,859
Harmony Gold Mining Co. Ltd.	206	4,373
Impala Platinum Holdings Ltd.	224	4,173
MTN Group Ltd.	596	6,620
Naspers Ltd., Class N	92	5,607
Sanlam Ltd.	886	5,538
Shoprite Holdings Ltd.	306	5,052
Sibanye Stillwater Ltd. *	246	1,069

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Valterra Platinum Ltd.	65	5,815
Woolworths Holdings Ltd.	546	1,831
		74,181
South Korea — 16.8%
APR Corp. *	28	5,337
Celltrion, Inc. *	7	950
Coupang, Inc. *	58	1,179
DB Insurance Co. Ltd.	43	4,263
Doosan Bobcat, Inc.	28	1,130
Doosan Co. Ltd.	3	1,593
Doosan Enerbility Co. Ltd. *	17	1,047
Hana Financial Group, Inc.	123	8,579
Hanwha Aerospace Co. Ltd. *	9	8,206
HD Hyundai Co. Ltd.	17	2,712
HD Hyundai Electric Co. Ltd.	10	6,346
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22	6,353
Hugel, Inc. *	6	1,176
Hyosung Heavy Industries Corp. *	4	7,174
Hyundai Glovis Co. Ltd.	31	5,150
Hyundai Mobis Co. Ltd.	24	7,384
Hyundai Motor Co.	36	12,668
JB Financial Group Co. Ltd.	126	2,194
JYP Entertainment Corp. *	43	2,212
KB Financial Group, Inc.	47	4,421
Kia Corp.	100	10,588
KIWOOM Securities Co. Ltd.	9	2,821
Korea Investment Holdings Co. Ltd.	9	1,277
KT Corp., ADR	103	2,146
LG Chem Ltd.	5	1,116
LS Electric Co. Ltd. *	6	2,270
POSCO Holdings, Inc.	17	4,036
Samsung Biologics Co. Ltd. * (b)	7	8,176
Samsung C&T Corp.	40	8,359
Samsung Electronics Co. Ltd.	1,033	114,121
Samsung Fire & Marine Insurance Co. Ltd.	10	3,309
Shinhan Financial Group Co. Ltd.	110	6,451
SK hynix, Inc.	109	68,306
S-Oil Corp. *	50	3,678
		326,728
Taiwan — 21.0%
Accton Technology Corp.	195	6,809
Advantech Co. Ltd.	276	2,603
ASE Technology Holding Co. Ltd.	959	8,916
Asia Vital Components Co. Ltd.	113	5,132
ASPEED Technology, Inc.	4	1,098
Bizlink Holding, Inc.	89	3,609

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Cathay Financial Holding Co. Ltd.	2,893	6,892
Chailease Holding Co. Ltd.	981	3,233
China Airlines Ltd.	1,981	1,394
CTBC Financial Holding Co. Ltd.	6,669	10,745
Delta Electronics, Inc.	430	16,429
Eclat Textile Co. Ltd.	128	1,601
Elite Material Co. Ltd.	110	5,984
eMemory Technology, Inc.	18	1,027
Eva Airways Corp.	1,628	1,927
Formosa Chemicals & Fibre Corp.	2,030	2,717
Fortune Electric Co. Ltd.	49	1,506
Gold Circuit Electronics Ltd.	150	3,276
Hon Hai Precision Industry Co. Ltd.	2,072	14,323
MediaTek, Inc.	185	10,244
Nan Ya Plastics Corp.	1,025	2,450
Nien Made Enterprise Co. Ltd.	199	2,685
Quanta Computer, Inc.	907	7,983
Realtek Semiconductor Corp.	296	4,531
Taiwan Mobile Co. Ltd.	616	2,065
Taiwan Semiconductor Manufacturing Co. Ltd.	4,598	254,234
Uni-President Enterprises Corp.	1,803	4,102
Vanguard International Semiconductor Corp.	466	2,112
Wistron Corp.	1,045	4,275
Wiwynn Corp.	44	4,948
Yuanta Financial Holding Co. Ltd.	4,208	5,733
Zhen Ding Technology Holding Ltd.	478	2,946
		407,529
Thailand — 1.1%
Bangkok Dusit Medical Services PCL, Class F	8,813	5,657
Bumrungrad Hospital PCL	722	3,845
Delta Electronics Thailand PCL, NVDR	166	1,073
Krung Thai Bank PCL	3,142	2,846
PTT Exploration & Production PCL	874	3,413
PTT Oil & Retail Business PCL	4,943	2,129
SCB X PCL, NVDR	787	3,388
		22,351
Turkey — 0.3%
BIM Birlesik Magazalar A/S	192	2,925
Turkiye Petrol Rafinerileri A/S	510	2,874
		5,799
United Arab Emirates — 1.5%
Abu Dhabi Islamic Bank PJSC	940	6,234
Aldar Properties PJSC	885	2,313
Dubai Islamic Bank PJSC	2,497	6,570

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Arab Emirates — continued
Emaar Properties PJSC	2,172	8,887
Emirates Telecommunications Group Co. PJSC	867	4,650
		28,654
United States — 0.1%
ExlService Holdings, Inc. *	17	674
Genpact Ltd.	41	1,811
		2,485
Total Common Stocks (Cost $1,231,502)		2,006,644
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (d) (e)(Cost $14,175)	14,175	14,175
Total Investments — 104.1% (Cost $1,245,677)		2,020,819
Liabilities in Excess of Other Assets — (4.1)%		(79,880)
NET ASSETS — 100.0%		1,940,939

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $13,648.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	18.1%
Banks	16.0
Technology Hardware, Storage & Peripherals	7.5
Metals & Mining	5.6
Interactive Media & Services	5.2
Broadline Retail	4.8
Oil, Gas & Consumable Fuels	4.1
Insurance	3.8
Automobiles	2.8
Electronic Equipment, Instruments & Components	2.6
Electrical Equipment	2.1
Hotels, Restaurants & Leisure	2.0
Wireless Telecommunication Services	1.7
Machinery	1.5
Diversified Telecommunication Services	1.4
IT Services	1.3
Capital Markets	1.3
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	16.5
Short-Term Investments	0.7
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	79	03/20/2026	USD	6,008	23

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,454	$—	$5,454
Brazil	108,998	—	—	108,998
Chile	3,417	—	—	3,417
China	22,354	526,263	—	548,617
Colombia	5,063	—	—	5,063
Greece	5,666	15,919	—	21,585
Guatemala	2,164	—	—	2,164
Hong Kong	—	3,651	—	3,651
Hungary	—	13,686	—	13,686
India	27,957	234,814	24	262,795
Indonesia	—	22,458	—	22,458
Kazakhstan	1,082	—	—	1,082
Kuwait	4,996	—	—	4,996
Malaysia	—	12,081	—	12,081
Mexico	42,248	—	—	42,248
Panama	1,989	—	—	1,989
Peru	10,383	—	—	10,383
Philippines	—	2,282	—	2,282
Poland	—	10,735	—	10,735
Qatar	—	9,548	—	9,548
Russia	—	—	—(a )	—(a )
Saudi Arabia	10,064	35,011	—	45,075
Singapore	610	—	—	610
South Africa	7,369	66,812	—	74,181
South Korea	11,971	314,757	—	326,728
Taiwan	—	407,529	—	407,529
Thailand	8,503	13,848	—	22,351
Turkey	—	5,799	—	5,799
United Arab Emirates	4,650	24,004	—	28,654
United States	2,485	—	—	2,485
Total Common Stocks	281,969	1,724,651	24	2,006,644
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	14,175	—	—	14,175
Total Investments in Securities	$296,144	$1,724,651	$24	$2,020,819
Appreciation in Other Financial Instruments
Futures Contracts	$23	$—	$—	$23

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$—	$74,012	$74,014	$2	$—	$—	—	$66	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	14,532	13,873	14,230	—	—	14,175	14,175	135	—
Total	$14,532	$87,885	$88,244	$2	$—	$14,175		$201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.